Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent Events
Convertible Promissory Note
On October 24, 2024, the Company and SIV, entered into a secured convertible promissory note (the “October Convertible Note”) pursuant to which the Company may borrow up to $3.0 million in two tranches, consisting of (i) an initial loan in the principal amount of $2.0 million, and (ii) up to an additional $1.0 million in principal amount which may be borrowed from December 22, 2024 through February 14, 2025. Borrowings under the October Convertible Note bear interest at 15% per annum. The October Convertible Note has a maturity date of October 24, 2025, at which time all principal and accrued interest is due.
Amounts borrowed under the October Convertible Note are secured by a lien on substantially all of the assets of the Company. At any time after the date that is six months after the original issuance date of the October Convertible Note, SIV, in its sole discretion, may convert some or all of the outstanding obligations under the October Convertible Note into shares of Class A common stock at a conversion price of $0.53 per share.
In addition to the October Convertible Note, the Company agreed to issue to SIV warrants to purchase up to 5,668,934 shares of common stock with an exercise price of $0.53 per share (the “SIV Warrants”). SIV may not exercise the SIV Warrants prior to April 24, 2025, and the SIV Warrants will expire April 24, 2030.
Neither the October Convertible Note nor the SIV Warrants can be converted or exercised if it would cause the aggregate number of shares of common stock beneficially owned by SIV to exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the conversion or exercise, as applicable. Conversion of the October Convertible Note and exercise of the SIV Warrants is also subject to compliance with applicable Nasdaq rules, and if shareholder approval is required the Company will use commercially reasonable efforts to obtain such approval.
The October Convertible Note requires SIV’s consent to take certain actions, such as purchasing assets outside the ordinary course of business, extending financing, making capital expenditures in excess of $0.1 million, repaying debts outside the ordinary course of business or investing in any entity or enterprise.
The October Convertible Note can be prepaid in full at any time, subject to a prepayment fee of 10%. The October Convertible Note will accelerate and become immediately due upon the occurrence of certain customary events of default, including failure to pay amounts owing when due and/or certain events involving a discontinuation of our business or certain types of proceedings involving insolvency, bankruptcy, receivership and the like, or a change of control of the Company.

Note 14. Subsequent Events
January 2024 Registered Direct Securities Sale
On January 12, 2024, the Company entered into an agreement to sell 900,000 shares of Class A common stock at a purchase price of $1.09 per share, resulting in total gross proceeds of approximately $4.0 million before deducting placement agent commissions and other estimated offering expenses (the “January 2024 Offering”).
As part of the January 2024 Offering, the Company issued to the investor (i) 2,787,000 pre-funded warrants (the “January 2024 Pre-Funded Warrants”) which were exercised immediately and (ii) 3,687,000 warrants with a strike price of $0.96 (the “January 2024 Warrants”). The January 2024 Warrants will be exercisable immediately after issuance and will expire five years from the date of issuance. The offering closed on January 17, 2024.
In connection with the January 2024 Offering, the Company also agreed to amend each of the November Warrants to purchase up to an aggregate of 5,808,538 shares of Class A common stock at an exercise price of $3.86 per share. Prior to amendment, the November Warrants had a termination date of November 9, 2028. Upon amendment, each of the November Warrants will have a reduced exercise price of $0.96 per share and a termination date of January 17, 2029.
National Security Agreement Termination
On January 31, 2024, the Company was informed by the Department of the Treasury that the Company had completed all specified requirements under the NSA pursuant to which, among other things, the Company was required to comply with various requirements and compliance measures to protect national security. As a result, the NSA has been terminated in its entirety.
Experior Lawsuit
On February 16, 2024, Experior Laboratories, Inc. (“Experior”) filed a breach of contract action against the Company seeking monetary damages in the amount of $143,256.00, plus prejudgment interest, costs, and attorney’s fees for the alleged breach of written agreements between Experior and the Company regarding the provision of testing services to the Company by Experior. Experior Laboratories, Inc. v. Momentus Inc., et al., Superior Court of California, Count of Ventura, Case No. 2024CUBC020886.
By agreement with Experior, the filing date for the Company’s response to the complaint is no earlier than June 10, 2024, and the parties have been engaged in settlement discussions. The Company disputes the amount of the damages claimed, though it is probable that the Company is liable for some of the amount sought by Experior. If necessary, the Company intends to assert a counterclaim for damages or a claim for a set-off arising from injuries suffered by the Company as a result of Experior’s actions in providing the contract services.
Assignment of SpaceX RSA to D-Orbit
On February 19, 2024, the Company assigned a SpaceX Rideshare Service Agreement (the “RSA”) to D-Orbit SpA (“D-Orbit”) in exchange for $1.3 million, representing the amount the Company had paid to date to SpaceX under the RSA.
March 2024 Registered Direct Securities Sale
On March 4, 2024, the Company entered into an agreement to sell 1,320,000 shares of Class A common stock, at a purchase price of $0.87 per share, resulting in total gross proceeds of approximately $4.0 million before deducting placement agent commissions and other estimated offering expenses (the “March 2024 Offering”).
As part of the March 2024 Offering, the Company issued to the investor (i) 3,304,280 pre-funded warrants which were exercised immediately (the “March 2024 Pre-Funded Warrants”) and (ii) 4,624,280 warrants with a strike price of $0.74 (the “March 2024 Warrants”). The March 2024 Warrants will be exercisable immediately after issuance and will expire five years from the date of issuance. The offering closed on March 7, 2024.
In connection with the January Offering, the Company also agreed to amend each of the November Warrants and January 2024 Warrants to purchase up to an aggregate of 5,808,538 and 3,687,000 shares of Class A common stock, respectively, at an exercise price of $0.96 per share. Prior to amendment, the November Warrants and January 2024 Warrants had a termination date of January 17, 2029. Upon amendment, each of the November Warrants and January 2024 Warrants will have a reduced exercise price of $0.74 per share and a termination date of March 7, 2029.
Change in Chief Financial Officer
On March 28, 2024, Eric Williams, the Chief Financial Officer of the Company, tendered his resignation effective March 31, 2024. On March 28, 2024, the Board of Directors appointed Lon Ensler as the Interim Chief Financial Officer and principal accounting officer of the Company, effective as of April 1, 2024.